Investment in equity method investees (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)	Jul. 31, 2020	Oct. 31, 2019	Jul. 31, 2019
Investment in equity method investees
Investments in equity method investees	¥ 1,949,787		¥ 3,112,952		$ 298,818
Impairment	(96,624)		(58,510)
Share of (loss) gain of equity method investees	30,015	$ 4,600	27,182	¥ (46,999)
Impairment loss for investment in affiliate	¥ 43,160
Percentage of equity interest acquired	60.00%				60.00%
Gain on disposal of the investment	¥ 57,629	$ 8,833
Harbin Shan Shan [Member]
Investment in equity method investees
Investments in equity method investees	¥ 52,820
Equity method ownership interest percentage	100.00%				100.00%
Percentage of equity interest acquired						40.00%
Gain on disposal of the investment	¥ 52,820
Kunshan Baowei Information Technology Limited ("Kunshan Baowei")
Investment in equity method investees
Investments in equity method investees	307,097		294,527
Shenzhen Tencent Puhe Limited Partnership ("Tencent Puhe")
Investment in equity method investees
Investments in equity method investees	198,744		251,915
Sequoia Fashion and Technology Industry Fund Investment Limited Partnership ("Sequoia Fashion and Technology")
Investment in equity method investees
Investments in equity method investees	176,810		96,712
Equity method ownership interest percentage							17.00%
Amount contributed to investee	230,000
Remaining commitment equity method investment	1,770,000
Ningbo Shanjing
Investment in equity method investees
Investments in equity method investees			829,410
Equity method ownership interest percentage								54.00%
Shanxi Tianmei Shan Shan Outlets Shopping Mall Co., Ltd ("Shanxi Shan Shan")
Investment in equity method investees
Investments in equity method investees	510,117		510,223
Equity method ownership interest percentage								60.00%
Zhengzhou Shan Shan Outlets Shopping Mall Co., Ltd ("Zhengzhou Shan Shan")
Investment in equity method investees
Investments in equity method investees	489,034		470,934
Equity method ownership interest percentage								51.00%
Harbin Shan Shan Chunxiaqiudong Properties Co., Ltd ("Harbin Shan Shan")
Investment in equity method investees
Investments in equity method investees			440,821
Equity method ownership interest percentage								60.00%
Gansu Shan Shan Outlets Shopping Mall Co., Ltd ("Gansu Shan Shan")
Investment in equity method investees
Investments in equity method investees	¥ 166,717		123,758
Equity method ownership interest percentage	50.00%				50.00%			41.00%
Percentage of equity interest acquired	9.00%				9.00%
Cash Consideration To Acquire Business	¥ 45,000
Others
Investment in equity method investees
Investments in equity method investees	197,892		153,162
Gain on disposal of the investment	¥ 4,809		¥ 0	¥ 0